Notes Payable (Details) (USD $)				3 Months Ended		9 Months Ended					12 Months Ended				12 Months Ended				3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended									3 Months Ended				3 Months Ended		9 Months Ended			3 Months Ended										3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended											12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 5.75% senior notes payable, interest payable semi-annually [Member] [Member]	Jan. 02, 2014 5.75% senior notes payable, interest payable semi-annually [Member] [Member]	Sep. 30, 2013 5.50% unsecured notes payable, interest payable semi-annually [Member]	Mar. 31, 2014 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2013 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2012 5.50% unsecured notes payable, interest payable semi-annually [Member]	Aug. 28, 2012 5.50% unsecured notes payable, interest payable semi-annually [Member]	Dec. 31, 2012 Convertible Debt	Mar. 31, 2014 Convertible Debt	Dec. 31, 2013 Convertible Debt	Aug. 02, 2011 Convertible Debt	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Mar. 31, 2014 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	May 05, 2010 Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	Sep. 30, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2013 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2012 Unsecured notes, net of discount, interest payable semi-annually at 5.25%, due March 2013	Dec. 31, 2013 Loans Payable [Member]	Sep. 30, 2013 Loans Payable [Member]	Sep. 30, 2013 Line of Credit	Dec. 31, 2013 Line of Credit	Mar. 31, 2014 Line of Credit	Oct. 24, 2013 Line of Credit	Dec. 31, 2012 Line of Credit	Mar. 31, 2014 Loans [Member]	Dec. 31, 2012 Loans [Member]	Mar. 31, 2014 Notes Payable, Other Payables	Dec. 31, 2013 Notes Payable, Other Payables	Dec. 31, 2012 Notes Payable, Other Payables	Mar. 31, 2014 Remy	Dec. 31, 2013 Remy	Dec. 31, 2012 Remy	Mar. 31, 2014 Remy Term loan [Member]	Mar. 31, 2014 Remy Loans Payable [Member]	Mar. 31, 2013 Remy Loans Payable [Member]	Sep. 30, 2013 Remy Loans Payable [Member]	Dec. 31, 2013 Remy Loans Payable [Member]	Dec. 31, 2012 Remy Loans Payable [Member]	Mar. 31, 2013 Remy Line of Credit	Mar. 31, 2014 Remy Line of Credit	Dec. 17, 2010 Remy Line of Credit	Mar. 31, 2014 Restaurant group	Dec. 31, 2013 Restaurant group	Dec. 31, 2012 Restaurant group	Mar. 31, 2014 Restaurant group Loans Payable [Member]	Mar. 31, 2014 Restaurant group Line of Credit	Dec. 31, 2013 Restaurant group Line of Credit	May 31, 2012 Restaurant group Line of Credit	Mar. 31, 2013 Maximum basis points over LIBOR on line of credit [Member] Remy	Sep. 30, 2013 Maximum basis points over LIBOR on line of credit [Member] Restaurant group Line of Credit	Mar. 31, 2013 Minimum basis points over LIBOR [Member] Remy	Sep. 30, 2013 Minimum basis points over LIBOR [Member] Restaurant group Line of Credit	Mar. 31, 2014 KOREA, REPUBLIC OF Remy Line of Credit	Dec. 31, 2013 KOREA, REPUBLIC OF Remy Line of Credit	Mar. 31, 2014 HUNGARY Remy Line of Credit	Dec. 31, 2013 HUNGARY Remy Line of Credit	Mar. 31, 2014 CHINA Remy Line of Credit	Mar. 31, 2014 Fair Value, Inputs, Level 2	Dec. 31, 2013 Fair Value, Inputs, Level 2	Dec. 31, 2012 Fair Value, Inputs, Level 2	Dec. 31, 2013 Fair Value, Inputs, Level 2 Remy	Dec. 31, 2012 Fair Value, Inputs, Level 2 Remy	Dec. 31, 2013 Fair Value, Inputs, Level 2 Restaurant group	Dec. 31, 2012 Fair Value, Inputs, Level 2 Restaurant group	Mar. 31, 2013 Additional capacity under Line of Credit [Member] Remy Line of Credit	Mar. 31, 2014 Unused lines of Credit [Member] Remy Line of Credit	Dec. 31, 2013 Unused lines of Credit [Member] Remy Line of Credit	Dec. 31, 2013 Minimum [Member] Line of Credit	Dec. 31, 2013 Maximum [Member] Loans Payable [Member]	Dec. 31, 2013 Maximum [Member] Line of Credit
Debt Instrument
Repayments of Notes Payable				$ 5,000,000
Debt instrument par value per bond														1,000
Stock price low as a percentage of conversion price to trigger conversion feature														98.00%
Line of Credit Facility, Maximum Borrowing Capacity																									800,000,000		800,000,000															287,000,000	95,000,000		0							80,000,000					12,000,000	17,000,000	4,000,000	4,000,000	10,000,000								20,000,000
Line of Credit Facility, Interest Rate Description																																																						375		300	0.0346	.0346			0.056
Long-term Debt, Fair Value		1,555,000,000	1,504,000,000																									303,000,000		1,100,000,000																																1,875,000,000	1,214,000,000	1,139,000,000	267,000,000	259,000,000	53,000,000	72,000,000
Excess fair value over carrying value of long-term debt		232,000,000	160,000,000
Long-term Debt	3,344,000,000	1,323,000,000	1,344,000,000	618,000,000			398,000,000	398,000,000	398,000,000		282,000,000	286,000,000	285,000,000		300,000,000	300,000,000	300,000,000			0	0					300,000,000		0	1,100,000,000		22,000,000	21,000,000	33,000,000			259,000,000	300,000,000	267,000,000			266,000,000			0	300,000,000	53,000,000	53,000,000	72,000,000	53,000,000	0	0	85,000,000					2,000,000	2,000,000		0	3,000,000
Letters of Credit Outstanding, Amount																																		14,000,000	3,000,000															18,000,000	18,000,000
Line of Credit Facility, Remaining Borrowing Capacity																																																		62,000,000	62,000,000																			73,000,000	73,000,000
Proceeds from Lines of Credit																																		4,000,000
Debt Instrument, Face Amount				0						400,000,000				300,000,000				300,000,000
Debt Instrument, Interest Rate, Stated Percentage				575.00%	5.75%									4.25%				6.60%
Cash received as a percent of par on unsecuried notes offering														100.00%
Debt Instrument, Repurchase Amount				105.75	1.0575
Line of Credit Facility, Current Borrowing Capacity																							1,100,000,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																						15000.00%			132.50%																												1.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																						20000.00%			160.00%																														2.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																																											0.375%																													17.50%	2500.00%	0.00%
Line of Credit Facility, Amount Outstanding																											300,000,000
Debt Instrument, Unamortized Discount										2,000,000				22,000,000																									1,000,000
Debt Instrument, Convertible, Conversion Ratio											46.387
Debt Instrument, Periodic Payment, Principal																																							1,000,000
Debt Instrument, Interest Rate During Period																																						4.25%		4.25%
Price as a percent of par on offering of unsecured notes										99.513%				92.818%				99.897%
Debt Instrument, Interest Rate, Effective Percentage										5.564%								6.61%
Proceeds from Issuance of Debt						396,000,000									297,000,000
Extinguishment of Debt, Amount																			237,000,000
Repayments of Debt																								50,000,000
Debt Instrument, Convertible, Conversion Price														$ 21.56
Stock price high as a percentage of conversion price to trigger conversion feature														130.00%
Convertible Debt, Current	42,000,000
Convertible Debt, Fair Value Disclosures	$ 63,000,000